Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Operations [Abstract]
Net revenues	$ 17,963,000	$ 19,023,000	$ 23,400,000
Cost of revenues	11,598,000	12,690,000	14,563,000
Gross profit	6,365,000	6,333,000	8,837,000
Expenses:
Sales and marketing	2,955,000	2,761,000	3,195,000
Research and development	2,991,000	3,729,000	3,003,000
General and administrative	5,645,000	5,222,000	5,474,000
Gain on sale of product lines	(2,161,000)	0	0
Total operating expenses	9,430,000	11,712,000	11,672,000
Loss from operations	(3,065,000)	(5,379,000)	(2,835,000)
Interest and other income (expense), net	(21,000)	393,000	268,000
Net loss	$ (3,086,000)	$ (4,986,000)	$ (2,567,000)
Per share data:
Basic and diluted net loss per common share (in dollars per share)	$ (0.19)	$ (0.30)	$ (0.17)
Shares used in computing per share data (in shares)	16,526,578	16,389,008	14,816,163